Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS
11.	BORROWINGS

As of December 31, 2025 and 2024, summary of the borrowings is as following:

					As of December 31,
					2025			2024
Bank and other financial institution	Annual interest rate	Start	Maturity	Principal	Short-term	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
				USD	USD	USD	USD	USD	USD
Maybank Singapore Limited(1)	5.00%	July 2022	July 2027	298,418	-	34,713	66,882	95,624	59,887
Firmus Tactical Opportunities Fund(2)	24.00%	December 2025	Due on demand	466,599	466,599	-	-	-	-
				765,017	466,599	34,713	66,882	95,624	59,887

(1)	This borrowing is guaranteed by the Group’s shareholder, Poh Kiong Tan.

(2)	On July 20, 2025, the Company and its subsidiary, Trident, together with two related parties controlled by Mr. Lim Soon Huat, the Company’s Chief Executive Officer and Director (Trident Consultancy Pte Ltd and Tri Wealth Ltd, collectively with the Company and its subsidiary, the “Joint Obligors”), entered into a Facility Agreement with Firmus Tactical Opportunities Fund I (the “Lender”) for a short-term loan facility of up to $1,477,564 (SGD1,900,000). During the year ended December 31, 2025, the Group drew down $466,599 (SGD600,000) under the facility.

Borrowings under the facility bear interest at a fixed rate of 2.0% per month, with a default interest rate of 4.0% per month. Each tranche of the facility generally matures within 30 days or one month from the respective date of disbursement, unless the Lender, at its sole and discretion, agrees to extend the maturity date for such tranche for another month or such other period. As of December 31, 2025, certain tranches drawn down under the facility remained outstanding beyond their original contractual maturity dates and have been extended by the Lender. The facility is secured by a fixed and floating charge over all present and future assets of the Joint Obligors, an assignment of receivables, and a personal guarantee and deed of undertaking provided by Mr. Lim Soon Huat.

Given the Lender’s right to demand repayment at any time, the entire outstanding balance under the facility is classified as a due on demand borrowing and presented as a short-term borrowing as of December 31, 2025.

During the year ended December 31, 2025, the Group utilized the facility for working capital and general corporate purposes. As of December 31, 2025, the outstanding principal balance and accrued interest under this facility were $466,599(SGD600,000) and $5,118 (SGD 6,581), respectively.

(3)	Interest expenses were $11,745, $9,691 and $23,196 for the years ended December 31, 2025, 2024 and 2023, respectively.

(4)	The total bank loans outstanding as of December 31, 2025, 2024 and 2023 carried a weighted average interest rate of approximately 20.60%, 5.00% and 4.77% per annum, respectively.

Debt Maturities

The contractual maturities of the Group’s borrowings as of December 31, 2025 were as follows:

Amount
USD
Within 1 year	533,481
1 – 2 years	34,713
Total	568,194